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                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                Tel: 202-739-3000
                                Fax: 202-739-3001
                               www.morganlewis.com



September 3, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549



RE:  Nuveen Municipal Trust (File Nos. 333-14725 and 811-07873)
     ----------------------------------------------------------



Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ( the "1933 Act"), the prospectus dated August 28, 2002 for the Nuveen High Yield Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, and Nuveen Limited Term Municipal Bond Fund and the Statement of Additional Information also dated August 28, 2002 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed electronically as part of Post-Effective Amendment No. 9 on August 28, 2002.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman